Non-current assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2017
Non-current assets and liabilities held for sale and discontinued operations
Non-current assets and liabilities held for sale and discontinued operations

14.        Non-current assets and liabilities held for sale and discontinued operations

	December 31, 2017	December 31, 2016
	Fertilizers	Fertilizers	Nacala	Shipping assets	Total
Assets
Accounts receivable	90	86	6	—	92
Inventories	460	387	2	—	389
Other current assets	110	107	114	—	221
Investments in associates and joint ventures	83	90	—	—	90
Property, plant and equipment and Intangible	2,149	2,694	4,064	357	7,115
Other non-current assets	695	679	3	—	682

Total assets	3,587	4,043	4,189	357	8,589

Liabilities
Suppliers and contractors	324	280	41	—	321
Other current liabilities	215	192	13	—	205
Other non-current liabilities	640	559	5	—	564

Total liabilities	1,179	1,031	59	—	1,090

Net non-current assets held for sale	2,408	3,012	4,130	357	7,499

a)Fertilizers (Discontinued operations)

In December 2016, the Company entered into an agreement with The Mosaic Company (“Mosaic”) to sell (i) the phosphate assets located in Brazil, except for the assets located in Cubatão, Brazil; (ii) the control of Compañia Minera Miski Mayo S.A.C., in Peru; (iii) the potassium assets located in Brazil; and (iv) the potash projects in Canada. Originally, the agreed amount was US$2,500, of which US$1,250 would be paid in cash and the remaining consideration would be settled with 42.3 million common shares to be issued by Mosaic.

In January 2018 (subsequent event), the Company and Mosaic concluded the transaction, which was preceded by final adjustments agreed by the parties under the original terms and conditions of the negotiation. As consequence of these adjustments, the consideration has changed and the Company received US$1,080 in cash and 34.2 million common shares, corresponding to 8.9% of Mosaic’s equity after the issuance of these shares (US$877, based on the Mosaic’s quotation at closing date of the transaction).

Fertilizer’s net assets were adjusted to reflect fair value less cost to sell and a loss of US$729 (US$1,738 in 2016) was recognized in the income statement from discontinued operations.

b) Cubatão (part of the fertilizer segment)

In November 2017, the Company entered into an agreement with Yara International ASA (“Yara”) to sell its nitrogen assets located in Cubatão, Brazil. The agreed consideration is US$255 to be paid in cash. The Company expects to complete the transaction by the end of 2018, subject to compliance with usual precedent conditions, including approval by the Brazilian anti-trust authority (“CADE”) and other authorities.

These assets were adjusted to reflect fair value less cost to sell and a loss of US$156 was recognized in the income statement from discontinued operations.

The results for the years and the cash flows of discontinued operations of the Fertilizer segment are presented as follows:

	Year ended December 31
	2017	2016	2015
Discontinued operations
Net operating revenue	1,746	1,875	2,225
Cost of goods sold and services rendered	(1,605)	(1,887)	(1,762)
Operating expenses	(141)	(130)	(206)
Impairment of non-current assets	(885)	(1,738)	(157)

Operating income (loss)	(885)	(1,880)	100
Financial Results, net	(28)	20	(147)
Equity results in associates and joint ventures	(2)	3	6

Loss before income taxes	(915)	(1,857)	(41)
Income taxes	102	630	(149)

Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10

Loss attributable to Vale’s stockholders	(806)	(1,229)	(200)

	Year ended December 31
	2017	2016	2015
Discontinued operations
Cash flow from operating activities
Loss before income taxes	(915)	(1,857)	(41)
Adjustments:
Equity results in associates and joint ventures	2	(3)	(6)
Depreciation, amortization and depletion	1	347	310
Impairment of non-current assets	885	1,738	157
Others	—	(20)	148
Increase (decrease) in assets and liabilities	114	(25)	(9)

Net cash provided by operating activities	87	180	559

Cash flow from investing activities
Additions to property, plant and equipment	(305)	(292)	(257)
Others	—	11	(89)

Net cash used in investing activities	(305)	(281)	(346)

Cash flow from financing activities
Loans and borrowings
Repayments	(34)	(17)	(73)

Net cash used in financing activities	(34)	(17)	(73)

Net cash provided (used) in discontinued operations	(252)	(118)	140

Accounting policy

A non-current asset is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use.

The criteria for recognition the non-current assets as held for sale are only considered satisfied when the sale is highly probable and the asset (or disposal group of assets) is available for immediate sale in its present condition.

The Company measures the assets held for sale (or group of assets) at the lower of its carrying amount and fair value less costs to sell. If the carrying amount exceeds the fair value less costs to sell an impairment loss is recognized against income statement. Any subsequent reversal of impairment is recognized only to the extent of the loss previously recognized.

The assets and liabilities classified as held for sale are presented separately in the statement of financial position.

The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and are not reclassified in the statement of financial position.